Document and Entity Information	Mar. 09, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000040211
Document Type	8-K
Document Period End Date	Mar. 09, 2020
Entity Registrant Name	GATX Corporation
Entity Incorporation, State or Country Code	NY
Entity File Number	1-2328
Entity Tax Identification Number	36-1124040
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-7147
City Area Code	312
Local Phone Number	621-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Senior Notes [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	5.625% Senior Notes due 2066
Trading Symbol	GMTA
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	GATX
Security Exchange Name	NYSE
CHICAGO STOCK EXCHANGE, INC [Member] | Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	GATX
Security Exchange Name	CHX